EQUITY - Consolidated statements of comprehensive income (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow for hedge
Gross Balance	$ 52,472,352	$ (155,206,655)	$ 104,232,055
Tax	(14,183,004)	42,276,806	(28,944,992)
Net Balance	38,289,348	(112,929,849)	75,287,063
Exchange rate translation differences
Gross Balance	(98,844,581)	(78,009,918)	98,973,862
Tax	37,650,601	23,777,899	(22,103,267)
Net Balance	(61,193,980)	(54,232,019)	76,870,595
Benefit relate to defined benefit plans
Gross Balance	2,381,650	(3,960,084)	(357,840)
Tax	(643,045)	1,069,223	96,617
Net Balance	1,738,605	(2,890,861)	(261,223)
Total Comprehensive income
Gross Balance	(43,990,579)	(237,176,657)	202,848,077
Tax	22,824,552	67,123,928	(50,951,642)
Other comprehensive income, total	$ (21,166,027)	$ (170,052,729)	$ 151,896,435